Note 18 - Other (Income) Expense - Schedule of Other (Income) Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Interest, bank fees and loan fees		$ 10	$ 3	$ 12	$ 10	$ 18	$ 440
Unrealized (gain) loss on foreign exchange		$ (31)	$ 0	$ (3)	$ 0	(37)	134
Loss on extinguishment of debt						0	59
Gain on sale of equipment	$ 166					0	(166)
Other						(457)	(7)
Total						$ (476)	$ 460